Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [Line Items]
Assumption for the consumer price index	2.70%	2.50%
Canada
Disclosure of defined benefit plans [Line Items]
Discount rate	4.60%	4.60%
Long-term inflation	2.00%	1.90%
Rate of increase in pensions	0.20%	0.20%
UK
Disclosure of defined benefit plans [Line Items]
Discount rate	5.40%	4.50%
Long-term inflation	3.10%	3.10%
Rate of increase in pensions	2.70%	2.60%
US
Disclosure of defined benefit plans [Line Items]
Discount rate	5.50%	4.80%
Long-term inflation	2.30%	2.20%
Rate of increase in pensions	0.00%	0.00%
Switzerland
Disclosure of defined benefit plans [Line Items]
Discount rate	0.90%	1.50%
Long-term inflation	1.00%	1.20%
Rate of increase in pensions	2.20%	2.30%